Share Based Payments, Equity Instruments Granted (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Stock Options [Abstract]
Share options granted (in shares) | shares	7,261,725	1,320,000
Share Options [Member]
Options and Warrant Pricing Model [Abstract]
Days to Expiration	2,555	2,555	2,555
Stock Options [Abstract]
Share options granted (in shares) | shares	11,337,459	4,432,000	11,330,641	0
Fair value of share options granted	£ 21,641,094	£ 6,416,000	£ 13,258,000		$ 29,818,000	$ 8,230,000	$ 16,919,000
Weighted remaining contractual life of options outstanding		5 years 5 months 12 days	6 years 2 months 8 days	4 years 11 months 8 days
Granted (in sterling per share)	£ 1.91	£ 1.4476	£ 1.17
Share Options [Member] | Bottom of Range [Member]
Options and Warrant Pricing Model [Abstract]
Volatility	32.00%	33.00%	27.00%
Risk free interest rate	0.77%	0.39%	0.38%
Share price at grant per ordinary share (in sterling per share)	£ 146.87	£ 123.5	£ 75.84
Share price at grant per ADS (in sterling per share)	£ 29.37	24.7	15.16
Stock Options [Abstract]
Exercise price of outstanding options (in sterling per share)		£ 0.76	£ 0.76	£ 0.93
Share Options [Member] | Top of Range [Member]
Options and Warrant Pricing Model [Abstract]
Volatility	49.00%	37.00%	48.00%
Risk free interest rate	1.33%	0.46%	0.83%
Share price at grant per ordinary share (in sterling per share)	£ 201.2	£ 178.9	£ 121.5
Share price at grant per ADS (in sterling per share)	£ 40.2	35.78	24.3
Stock Options [Abstract]
Exercise price of outstanding options (in sterling per share)		£ 1.79	£ 1.50	£ 2.88
Amryt Equity Incentive Plan [Member]
Stock Options [Abstract]
Share options granted (in shares) | shares	11,337,459	4,432,000	11,330,641
Weighted remaining contractual life of options outstanding	5 years 5 months 1 day
Granted (in sterling per share)	£ 190.88	£ 144.76	£ 117.01
Weighted remaining contractual life of outstanding	1 year 10 months 24 days
Amryt Equity Incentive Plan [Member] | Bottom of Range [Member]
Stock Options [Abstract]
Exercise price of outstanding options (in sterling per share)	£ 0.76
Amryt Equity Incentive Plan [Member] | Top of Range [Member]
Stock Options [Abstract]
Exercise price of outstanding options (in sterling per share)	£ 2.012
Chiasma Stock Option and Incentive Plan [Member]
Stock Options [Abstract]
Share options granted (in shares) | shares	0	0	0
Weighted remaining contractual life of options outstanding	4 years 4 months 6 days
Granted (in sterling per share)	£ 0	£ 0	£ 0
Chiasma Stock Option and Incentive Plan [Member] | Bottom of Range [Member]
Stock Options [Abstract]
Exercise price of outstanding options (in sterling per share)	0.54
Chiasma Stock Option and Incentive Plan [Member] | Top of Range [Member]
Stock Options [Abstract]
Exercise price of outstanding options (in sterling per share)	£ 7.41
Warrants [Member]
Stock Options [Abstract]
Weighted remaining contractual life of outstanding		3 months 18 days	1 year 3 months 18 days	2 years 3 months 18 days
Exercise price of other than options outstanding (in sterling per share)		£ 1.44	£ 1.44	£ 1.44
Restricted Stock Units [Member]
Stock Options [Abstract]
Weighted remaining contractual life of outstanding	1 year 10 months 24 days